Taxes (Details)	12 Months Ended
	Dec. 31, 2023 USD ($) $ / shares	Dec. 31, 2022 USD ($) $ / shares	Dec. 31, 2021 USD ($) $ / shares	Dec. 31, 2023 CNY (¥)
Taxes [Line Items]
Income tax rate while preferential tax rates	25.00%
Income tax rate	15.00%
Statutory income tax rate	15.00%
Subject to income tax rate	25.00%
Decreased income taxes	$ 477,154	$ 662,675	$ 89,850
Net income per share (in Dollars per share) | $ / shares	$ 0.02	$ 1.46	$ 0.44
Net operating loss carryforwards	$ 13,700,000
Valuation allowance against deferred tax assets	2,932,049	$ 1,831,039
Accrued income tax liabilities	$ 550,602			¥ 3,798,484
PRC [Member]
Taxes [Line Items]
Accrued income tax liabilities		550,602
Minimum [Member]
Taxes [Line Items]
Value add tax standard rates	3.00%
Decrease of accrued income tax liabilities
Maximum [Member]
Taxes [Line Items]
Value add tax standard rates	13.00%
Decrease of accrued income tax liabilities		$ 550,602